Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 626,300
Total Corporate Bonds (identified cost $835,000)		$ 626,300

Tax-Exempt Municipal Obligations — 146.8%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.3%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,128,722
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	260	280,007
		$ 1,408,729
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$630	$ 277,291
		$ 277,291
Education — 7.7%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	$430	$ 346,113
Boyle County, KY, (Centre College):
4.25%, 6/1/46	2,215	2,004,661
4.50%, 6/1/53	405	357,191
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(2)	2,555	2,647,135
California State University, 5.25%, 11/1/56(3)	4,000	4,228,760
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(2)	350	341,913
5.375%, 6/15/48(2)	655	603,086
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	422,601
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(2)	250	226,597
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(2)	1,000	1,013,880
Indiana Finance Authority, (Depauw University), 5.125%, 10/1/51	1,000	969,230
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$ 6,003,180
Pennsylvania University, 5.50%, 9/1/55(3)	6,000	6,345,300
Public Finance Authority, WI, (Cornerstone Charter Academy, Inc.), 5.30%, 2/1/46(2)	400	389,471
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(2)	245	187,854
5.00%, 4/1/40(2)	710	703,439
5.00%, 4/1/50(2)	1,030	940,650
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 6.50%, 6/15/65(2)	3,000	2,880,553
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(2)	1,745	1,679,733
		$ 32,291,347
Electric Utilities — 2.5%
Omaha Public Power District, NE, 5.25%, 2/1/55(3)	$10,000	$ 10,401,500
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 3/1/53	30	30,356
		$ 10,431,856
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(2)	$20	$ 21,317
Prerefunded to 4/1/32, 4.00%, 4/1/52(2)	5	5,192
		$ 26,509
General Obligations — 23.3%
Auburn, AL, 5.25%, 6/1/56(3)	$10,000	$ 10,384,700
Bend, OR, 5.00%, 6/1/50(3)	10,000	10,322,400
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(3)	2,350	2,451,591
5.25%, 2/15/55(3)	2,350	2,430,699
Chicago Board of Education, IL:
5.00%, 12/1/42	6,310	5,906,514
5.75%, 12/1/50	2,850	2,764,084
6.00%, 12/1/49	2,625	2,660,539
Chicago, IL, 5.75%, 1/1/33	1,500	1,505,753
Cuyahoga County, OH, 5.50%, 12/1/61(3)	6,500	6,860,100
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	10,000	10,371,600
Illinois:
5.00%, 12/1/42	3,020	3,032,959

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.50%, 5/1/39	$290	$ 303,392
5.75%, 5/1/45	285	296,375
Magnolia Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/55(3)	4,000	4,052,280
Massachusetts, 5.00%, 4/1/55(3)	4,000	4,070,160
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/49(3)	6,000	6,171,600
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	6,750	6,953,310
Puerto Rico, 0.00%, 7/1/33	3,000	2,192,350
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(3)	1,325	1,371,428
5.25%, 2/15/58(3)	2,275	2,334,059
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	4,000	4,134,520
Sulphur Springs Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/51	1,980	2,013,716
Tuloso Midway Independent School District, TX, (PSF Guaranteed), 4.75%, 8/15/56	1,750	1,713,965
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(3)	3,300	3,394,776
		$ 97,692,870
Hospital — 3.6%
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.25%, 9/1/55	$1,100	$ 1,093,814
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,445	1,507,918
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	1,815	1,683,236
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,985	2,660,678
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,060	1,038,529
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,763,217
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	10	10,019
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	725	623,374
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	1,005	927,880
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	762,613
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group): (continued)
5.50%, 12/1/43	$250	$ 232,492
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,810	2,551,793
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	349,667
		$ 15,205,230
Housing — 2.4%
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$1,350	$ 1,305,937
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	950	917,979
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,385	1,366,250
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(4)	180	174,600
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	4,957	4,548,880
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,840	1,794,552
		$ 10,108,198
Industrial Development Revenue — 10.0%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$3,000	$ 3,028,008
Green Bonds, (AMT), 5.70%, 5/1/53	3,385	3,451,580
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,831
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	839,746
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(2)	2,500	2,317,561
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,274,278
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(2)	3,500	3,552,186
(AMT), 3.50%, 12/1/51(2)	2,000	1,594,574
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	3,075	2,684,892
(AMT), 4.875%, 11/1/42(2)	245	219,086

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	$2,625	$ 2,628,366
5.50%, 6/1/33	750	751,357
(AMT), 5.625%, 11/15/30	3,915	3,920,849
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(2)	700	730,172
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,830	6,934,430
(AMT), 5.625%, 4/1/40	5,605	5,904,874
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,090,929
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	300	303,739
		$ 41,782,458
Insured - Education — 0.7%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$1,000	$ 1,161,052
Massachusetts Development Finance Agency, (Holy Cross College), (AMBAC), 5.25%, 9/1/32(3)	1,365	1,515,846
		$ 2,676,898
Insured - Electric Utilities — 2.8%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 682,296
(NPFG), 0.00%, 11/15/38	2,000	1,102,543
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	3,095	3,106,229
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,530,313
(NPFG), 5.25%, 7/1/32	250	251,460
(NPFG), 5.25%, 7/1/34	1,445	1,439,624
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	3,465	3,654,315
		$ 11,766,780
Insured - General Obligations — 3.5%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,122,255
Cook County Community College District No. 508, IL, (BAM), 5.50%, 12/1/55(3)	10,000	10,404,800
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$ 1,085,254
Whatcom County Public Utility District No. 1, WA, (BAM), (AMT), 5.50%, 12/1/42	1,000	1,047,057
		$ 14,659,366
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	$3,000	$ 3,129,397
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	1,140	1,128,820
		$ 4,258,217
Insured - Housing — 0.7%
Kentucky Bond Development Corp., (Collegiate Housing Foundation Bowling Green LLC - Western Kentucky University), (AG), 5.00%, 7/1/65	$1,750	$ 1,691,353
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	1,300	1,308,701
		$ 3,000,054
Insured - Lease Revenue/Certificates of Participation — 1.1%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(2)	$1,565	$ 1,425,292
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,052,849
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,237,243
		$ 4,715,384
Insured - Other Revenue — 0.2%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 662,274
		$ 662,274
Insured - Special Tax Revenue — 4.3%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$4,210	$ 2,808,833
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/29	1,000	1,059,439
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 0.00%, 10/1/37	20,700	12,101,056
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (AG), 0.00%, 7/1/27	2,020	1,965,431
		$ 17,934,759

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 9.4%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 9,638,086
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AG), (AMT), 5.50%, 1/1/53	2,365	2,424,187
Burbank Glendale Pasadena Airport Authority, CA, Brick Campaign, (AG), (AMT), 5.50%, 7/1/55(3)	9,300	9,717,198
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,156,699
Houston, TX, Airport System Revenue, (AG), (AMT), 4.50%, 7/1/53	5,175	4,778,752
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,360	3,387,668
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,500	2,577,769
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	625	632,006
		$ 39,312,365
Insured - Water and Sewer — 4.3%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.00%, 10/1/35(3)	$17,985	$ 18,008,560
		$ 18,008,560
Lease Revenue/Certificates of Participation — 3.9%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 562,058
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	4,115	4,182,415
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center, LLC), 5.625%, 9/15/57	2,100	2,128,241
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,540,319
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	3,000	3,040,688
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	2,730	2,780,592
		$ 16,234,313
Other Revenue — 4.8%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$4,055	$ 3,100,890
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,925	750,750
Gerald R. Ford International Airport Authority, MI, (AMT), 5.00%, 1/1/54(3)	11,000	11,008,470
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	485	488,599
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Military Installation Development Authority, UT, 4.00%, 6/1/41	$500	$ 462,097
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	890	934,210
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,106,798
Public Finance Authority, WI, (Inperium), Social Bonds, 6.00%, 12/1/50(2)	930	940,085
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	310	310,169
		$ 20,102,068
Senior Living/Life Care — 12.6%
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 5.50%, 12/15/32(2)	$3,000	$ 2,976,981
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	1,530	1,533,389
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	207,416
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,061,912
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	435	438,400
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	1,000	938,993
Fayetteville Public Facilities Board, AR, (Butterfield Trail Village), 5.50%, 12/1/54	600	606,541
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	520	508,030
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	726,291
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	775	794,480
5.00%, 11/15/38(2)	545	553,010
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	310	292,234
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,700	2,119,986
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(2)	465	465,560
5.75%, 7/1/54(2)	1,270	1,252,535
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/34	130	130,200
5.00%, 7/1/49	2,775	2,470,563

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/55	$960	$ 947,618
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,429,021
North Carolina Medical Care Commission, (The Sharon at Southpark), 5.625%, 7/1/61	1,225	1,220,001
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	1,955	1,957,440
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
7.00%, 11/15/56(2)(5)	2,000	1,996,875
11.50%, 7/1/27(2)	1,215	1,913,005
11.50%, 7/1/27(2)	130	144,448
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	775	779,481
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.75%, 12/1/60	750	737,644
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,242,368
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	750	777,924
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,640	2,635,629
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 5.625%, 12/1/60	1,065	1,075,115
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(2)	1,005	849,823
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,263,527
7.00%, 9/1/59	1,000	1,082,575
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.25%, 12/1/56	1,765	1,767,436
Washington State Housing Finance Commission, (Horizon House), 6.25%, 1/1/61	5,790	5,874,632
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,023,296
		$ 52,794,379
Special Tax Revenue — 16.0%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(2)	$3,440	$ 3,392,741
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(2)	1,640	1,658,136
Austin, TX, Special Tax Revenue, (Convention Center), 5.50%, 11/15/61	700	730,144
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Babcock Ranch Community Independent Special District, FL, 5.375%, 5/1/46(2)	$215	$ 211,493
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(3)	6,000	6,261,060
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.125%, 5/1/46	1,480	1,471,514
6.00%, 5/1/56	1,000	1,029,362
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	223,587
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(3)	6,000	6,227,940
Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds, 5.00%, 4/1/54(3)	6,000	6,045,360
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(3)	4,000	4,224,560
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(2)	2,185	2,094,818
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	90	0
5.35%, 5/1/38(6)	35	0
5.75%, 5/1/38	105	105,072
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	2,195	1,608,657
5.00%, 11/1/53(3)	7,500	7,539,750
New York Dormitory Authority, Personal Income Tax Revenue, 5.50%, 3/15/53(3)	9,000	9,516,780
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	95	92,479
0.00%, 7/1/29	261	237,876
0.00%, 7/1/31	316	269,815
0.00%, 7/1/33	357	282,766
0.00%, 7/1/46	3,403	1,224,908
0.00%, 7/1/51	4,523	1,185,401
4.50%, 7/1/34	286	285,284
4.536%, 7/1/53	32	29,376
5.00%, 7/1/58	4,752	4,611,745
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	153	142,689
Series A2, 5.80%, 5/1/35(4)	155	93,000

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(4)	$552	$ 209,674
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.25%, 7/15/59(3)	6,000	6,111,360
		$ 67,117,347
Transportation — 24.3%
Atlanta, GA, Department of Aviation, Green Bonds, (AMT), 5.50%, 7/1/55(3)	$10,000	$ 10,380,300
Charlotte, NC:
5.00%, 7/1/50(3)	5,400	5,559,408
5.25%, 7/1/55(3)	9,450	9,850,585
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(3)	4,500	4,583,160
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,668,707
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.25%, 5/15/50(3)	11,000	11,262,460
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	3,500	3,589,843
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,027,056
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,785	2,791,897
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,025	2,004,159
Green Bonds, (AMT), 6.00%, 6/30/54	1,155	1,185,687
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,150,041
(AMT), 5.25%, 1/1/50	1,050	1,044,502
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,713,271
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	7,000	7,193,759
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	2,530	2,536,765
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.25%, 5/1/55(3)	10,000	10,238,200
(AMT), 5.50%, 5/1/55(3)	10,000	10,434,500
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	645	660,261
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$3,955	$ 3,844,270
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	444,344
0.00%, 8/1/39	750	410,065
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,385	1,318,839
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	970,235
		$ 101,862,314
Water and Sewer — 7.3%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/55(3)	$10,000	$ 10,139,900
JEA Water and Sewer System Revenue, FL, 5.25%, 10/1/55(3)	10,000	10,328,400
New York City Municipal Water Finance Authority, NY, 5.25%, 6/15/54(3)	10,000	10,253,900
		$ 30,722,200
Total Tax-Exempt Municipal Obligations (identified cost $612,085,127)		$ 615,051,766

Taxable Municipal Obligations — 4.6%

Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$347	$ 62,483
		$ 62,483
Education — 0.2%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(2)	$1,000	$ 1,036,023
		$ 1,036,023
General Obligations — 2.1%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,621,253
Chicago, IL, 6.326%, 1/1/33	1,000	995,974
		$ 8,617,227

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,124,901
		$ 2,124,901
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/48	$10,765	$ 2,666,742
(AMBAC), 0.00%, 10/1/32	1,285	933,238
(AMBAC), 0.00%, 10/1/33	1,000	684,918
		$ 4,284,898
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 248,987
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	135	134,579
		$ 383,566
Special Tax Revenue — 0.7%
American Samoa Economic Development Authority, 3.72%, 9/1/27(2)	$375	$ 371,004
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	2,500	2,485,789
		$ 2,856,793
Total Taxable Municipal Obligations (identified cost $19,216,662)		$ 19,365,891

Short-Term Investments — 0.2%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(7)	759,571	$ 759,647
Total Short-Term Investments (identified cost $759,647)		$ 759,647
Total Investments — 151.8% (identified cost $632,896,436)		$ 635,803,604
Other Assets, Less Liabilities — (51.8)%		$(216,886,110)
Net Assets — 100.0%		$ 418,917,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $50,445,765 or 12.0% of the Trust's net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security is in default and making only partial interest payments.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	The rate shown is the annualized seven-day yield as of August 31, 2026.
At August 31, 2026, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	11.5%
New York	11.3%
California	10.8%
Others, representing less than 10% individually	66.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
August 31, 2026, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.
The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 11.7% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$626,300	$ —	$626,300
Tax-Exempt Municipal Obligations	—	615,051,766	—	615,051,766
Taxable Municipal Obligations	—	19,365,891	—	19,365,891
Short-Term Investments	759,647	—	—	759,647
Total Investments	$759,647	$635,043,957	$—	$635,803,604
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.